Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Property, equipment and software, net
Total property, equipment and software		¥ 3,433,750			¥ 8,223,894
Less: Accumulated depreciation		(1,025,312)			(1,990,788)
Net book value		2,408,438		$ 962,226	6,233,106
Depreciation expenses	¥ 1,123,076	514,974	¥ 257,213
Electronic equipment
Property, equipment and software, net
Total property, equipment and software		1,372,896			3,089,415
Office equipment
Property, equipment and software, net
Total property, equipment and software		33,190			202,422
Vehicles
Property, equipment and software, net
Total property, equipment and software		530,731			843,922
Logistic and warehouse equipment
Property, equipment and software, net
Total property, equipment and software		598,831			1,105,245
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software		136,522			306,352
Software
Property, equipment and software, net
Total property, equipment and software		100,215			149,590
Building and building improvement
Property, equipment and software, net
Total property, equipment and software		¥ 661,365			¥ 2,526,948